SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF SEGMENTED INFORMATION

March 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$1,380,816	$-	$-	$1,380,816
Provision of services	220,670	-	-	220,670
Total revenue	1,601,486	-	-	1,601,486
Segment loss	4,545,828	73,817	2,397,614	7,017,259
Finance and other costs	(34,304)	-	(1,557)	(35,861)
Depreciation	55,113	-	2,393	57,506
Amortization	8,989	-	-	8,989
Change in fair value of derivative liability	-	-	(57,314)	(57,314)
Loss on write down of inventory	77,047	-	-	77,047
Net loss for the year	$4,652,673	$73,817	$2,341,136	$7,067,626

March 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	$1,518,019	$119,697	$-	$1,637,716
Provision of services	406,846	-	-	406,846
Total revenue	2,044,562	119,697	-	2,044,562
Segment loss	1,261,521	102,661	4,303,014	5,667,196
Finance and other costs	(14,148)	-	-	(14,148)
Depreciation	47,147	-	-	47,147
Amortization	10,955	33,585	-	44,540
Change in fair value of derivative liability	-	-	1,230,860	1,230,860
Loss on write-off of notes receivable	-	-	(771,260)	(771,260)
Net loss for the year	$1,305,475	$136,246	$4,762,614	$6,204,335

SCHEDULE OF GEOGRAPHIC REVENUE
Geographic revenue segmentation is as follows:	For the three months ended March 31,
	2023	2022
Canada	$1,592,094	$1,467,830
United States	9,392	576,732
	$1,601,486	$2,044,562